Investments accounted for using the equity method - Investment in Hepalys accounted for using equity method of accounting (Details) - EUR (€)		12 Months Ended
	Sep. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using the equity method
Intangible assets		€ 182,000	€ 48,000	€ 541,000	€ 568,000
Other current assets		140,861,000	9,476,000	11,696,000
Cash and cash equivalents		99,312,000	96,564,000	26,918,000	86,736,000
Total assets		249,511,000	118,967,000	69,561,000
Capital stock		1,932,369.78	957,000	521,000
Net loss for the period		(354,138,000)	(184,212,000)	(110,426,000)
Shareholders' equity		(28,522,000)	(106,647,000)	(32,032,000)	45,476,000
Trade payables		26,017,000	32,862,000	37,679,000
Other current liabilities		17,981,000	8,600,000	7,165,000
Total current liabilities		77,378,000	120,731,000	50,158,000
Total equity and liabilities		249,511,000	118,967,000	69,561,000
Balance at the beginning		(106,647,000)	(32,032,000)	45,476,000
Net loss for the period		(354,138,000)	(184,212,000)	(110,426,000)
Other comprehensive income		184,000	3,000	770,000
Balance at the end		(28,522,000)	(106,647,000)	(32,032,000)
Carrying amount		€ 527,000	€ 1,139,000	€ 1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%	15.00%
Group's share		€ 1,869,000	€ 2,707,000	€ 3,267,000
Elimination of unrealized profit on downstream sales		(1,378,000)	(1,604,000)	(1,881,000)
Goodwill		37,000	37,000	38,000
Carrying amount		527,000	1,139,000	1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Intangible assets		12,729,000	16,984,000	20,278,000
Total non-current assets		12,729,000	16,984,000	20,278,000
Other current assets		102,000	81,000	44,000
Cash and cash equivalents		81,000	1,785,000	1,082,000
Total current assets		183,000	1,866,000	1,126,000
Deferred assets			2,000	41,000
Total assets		12,912,000	18,851,000	21,444,000
Capital stock		489,000	552,000	640,000
Capital reserve		8,267,000	21,489,000	22,655,000
Capital surplus-others		10,259,000	816,000
earnings brought forward		(2,745,000)	(1,089,000)	(178,000)
Net loss for the period		(3,504,000)	(3,277,000)	(1,111,000)
Treasury Shares				(812,000)
Shareholders' equity		12,766,000	18,490,000	21,194,000
Trade payables		134,000	353,000	237,000
Other current liabilities		12,000	8,000	13,000
Total current liabilities		146,000	361,000	250,000
Total equity and liabilities		12,912,000	18,851,000	21,444,000
Balance at the beginning		18,490,000	21,194,000
Net loss for the period		(3,816,000)	(3,277,000)	(879,000)
Other comprehensive income		(1,786,000)	(920,000)	247,000
Capital variations			1,566,000	(819,000)
Balance at the end		12,766,000	18,490,000	21,194,000
Hepalys Pharma, Inc | Previously stated
Investments accounted for using the equity method
Shareholders' equity			18,368,000	21,122,000	€ 22,645,000
Balance at the beginning		€ 18,368,000	21,122,000	22,645,000
Balance at the end			€ 18,368,000	€ 21,122,000
Hepalys Pharma, Inc | Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %		15.00%	15.00%	15.00%